Selected Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 25,501	$ 21,315	$ 19,539	$ 18,510	$ 15,951	$ 14,487	$ 12,209	$ 10,533	$ 8,376	$ 71,803	$ 54,000	$ 75,315	$ 45,605	$ 12,973
Gross profit	17,535	11,660	10,852	10,256	8,779	7,870	5,054	3,116	1,793	45,644	29,887	41,547	17,833	(4,331)
Net loss	$ (11,403)	$ (19,058)	$ (20,007)	$ (21,212)	$ (19,643)	$ (19,684)	$ (20,199)	$ (21,776)	$ (24,281)	$ (49,450)	$ (60,862)	$ (79,920)	$ (85,940)	$ (62,182)
Net loss per share, basic and diluted	$ (0.11)	$ (0.20)	$ (0.21)	$ (0.23)	$ (0.21)	$ (0.22)	$ (0.23)	$ (0.24)	$ (0.90)	$ (0.50)	$ (0.65)	$ (0.85)	$ (1.16)	$ (6.28)